Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of changes in liability for product warranty
Beginning balance	$ 2,019	$ 940
Provision for warranties issued during the year	2,807	2,984
Reduction for payments and costs to satisfy claims	(3,049)	(1,905)
Ending balance	$ 1,777	$ 2,019